CORPORATE INFORMATION (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 SGD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 ZAR (R)	Dec. 26, 2019 CNY (¥)	Dec. 26, 2019 ZAR (R)	Dec. 25, 2019 CNY (¥)	Dec. 25, 2019 ZAR (R)	Dec. 31, 2018 CNY (¥)
Disclosure of subsidiaries [line items]
Nominal value of ordinary shares issued and paid-up/registered capital	¥ 43,081	$ 6,188,000,000									¥ 43,081
CNOOC China Limited [member]
Disclosure of subsidiaries [line items]
Name of entity	CNOOC China Limited
Place of establishment	Tianjin, PRC
Nominal value of ordinary shares issued and paid-up/registered capital | ¥	¥ 20,000
Percentage of equity attributable to the Group	100.00%
Principal activities	Offshore petroleum and natural gas exploration, development, production and sales, and shale gas exploration in the PRC
China Offshore Oil (Singapore) International Pte Ltd [member]
Disclosure of subsidiaries [line items]
Name of entity	China Offshore Oil (Singapore) International Pte Ltd
Place of establishment	Singapore
Nominal value of ordinary shares issued and paid-up/registered capital			$ 3,000,000
Percentage of equity attributable to the Group	100.00%
Principal activities	Sales and marketing of petroleum and natural gas products outside the PRC
CNOOC International Limited [member]
Disclosure of subsidiaries [line items]
Name of entity	CNOOC International Limited
Place of establishment	British Virgin Islands
Nominal value of ordinary shares issued and paid-up/registered capital		20,000,000,002
Percentage of equity attributable to the Group	100.00%
Principal activities	Investment holding
CNOOC Finance (2003) Limited [member]
Disclosure of subsidiaries [line items]
Name of entity	CNOOC Finance (2003) Limited
Place of establishment	British Virgin Islands
Nominal value of ordinary shares issued and paid-up/registered capital		1,000
Percentage of equity attributable to the Group	100.00%
Principal activities	Bond issuance
CNOOC Finance (2011) Limited [member]
Disclosure of subsidiaries [line items]
Name of entity	CNOOC Finance (2011) Limited
Place of establishment	British Virgin Islands
Nominal value of ordinary shares issued and paid-up/registered capital		1,000
Percentage of equity attributable to the Group	100.00%
Principal activities	Bond issuance
CNOOC Finance (2012) Limited [member]
Disclosure of subsidiaries [line items]
Name of entity	CNOOC Finance (2012) Limited
Place of establishment	British Virgin Islands
Nominal value of ordinary shares issued and paid-up/registered capital		1,000
Percentage of equity attributable to the Group	100.00%
Principal activities	Bond issuance
CNOOC Finance (2013) Limited [member]
Disclosure of subsidiaries [line items]
Name of entity	CNOOC Finance (2013) Limited
Place of establishment	British Virgin Islands
Nominal value of ordinary shares issued and paid-up/registered capital		1,000
Percentage of equity attributable to the Group	100.00%
Principal activities	Bond issuance
CEPR Limited [member]
Disclosure of subsidiaries [line items]
Name of entity	CEPR Limited
Place of establishment	Hong Kong, PRC
Nominal value of ordinary shares issued and paid-up/registered capital | €				€ 1,000
Percentage of equity attributable to the Group	100.00%
Principal activities	Investment holding
CNOOC Deepwater Development Limited [member]
Disclosure of subsidiaries [line items]
Name of entity	CNOOC Deepwater Development Limited
Place of establishment	Zhuhai, PRC
Nominal value of ordinary shares issued and paid-up/registered capital | ¥	¥ 20,780						¥ 20,780		¥ 20,300
Percentage of equity attributable to the Group	100.00%
Principal activities	Deepwater and low-grade oil and gas fields exploitation in the PRC and exploration, development, production and sales of oil and gas in the oil and gas fields of South China Sea
China United Coalbed Methane Corporation Limited [member]
Disclosure of subsidiaries [line items]
Name of entity	China United Coalbed Methane Corporation Limited
Place of establishment	Beijing, PRC
Nominal value of ordinary shares issued and paid-up/registered capital | ¥	¥ 1,311
Percentage of equity attributable to the Group	100.00%
Principal activities	Coalbed methane exploration and sales, Coalbed methane surface exploration, gas mineral prospecting, shallow gas development and utilization in the coalbed methane fields in the PRC
CNOOC Southeast Asia Limited [member]
Disclosure of subsidiaries [line items]
Name of entity	CNOOC Southeast Asia Limited
Place of establishment	Bermuda
Nominal value of ordinary shares issued and paid-up/registered capital		12,000
Percentage of equity attributable to the Group	100.00%
Principal activities	Investment holding
CNOOC SES Ltd. [member]
Disclosure of subsidiaries [line items]
Name of entity	CNOOC SES Ltd.
Place of establishment	Malaysia
Nominal value of ordinary shares issued and paid-up/registered capital		1
Percentage of equity attributable to the Group	100.00%
Principal activities	Petroleum and natural gas exploration, development and production in Indonesia
CNOOC Muturi Limited [member]
Disclosure of subsidiaries [line items]
Name of entity	CNOOC Muturi Limited
Place of establishment	Isle of Man
Nominal value of ordinary shares issued and paid-up/registered capital		7,780,770
Percentage of equity attributable to the Group	100.00%
Principal activities	Petroleum and natural gas exploration, development and production in Indonesia
CNOOC NWS Private Limited [member]
Disclosure of subsidiaries [line items]
Name of entity	CNOOC NWS Private Limited
Place of establishment	Singapore
Nominal value of ordinary shares issued and paid-up/registered capital			$ 2
Percentage of equity attributable to the Group	100.00%
Principal activities	Offshore petroleum and natural gas exploration, development and production in Australia
CNOOC Exploration & Production Nigeria Limited [member]
Disclosure of subsidiaries [line items]
Name of entity	CNOOC Exploration & Production Nigeria Limited
Place of establishment	Nigeria
Nominal value of ordinary shares issued and paid-up/registered capital (as a string)	NGN10 million
Percentage of equity attributable to the Group	100.00%
Principal activities	Petroleum and natural gas exploration, development and production in Africa
CNOOC Iraq Limited [member]
Disclosure of subsidiaries [line items]
Name of entity	CNOOC Iraq Limited
Place of establishment	British Virgin Islands
Nominal value of ordinary shares issued and paid-up/registered capital		1
Percentage of equity attributable to the Group	100.00%
Principal activities	Providing services of petroleum and natural gas exploration and development in the Republic of Iraq
CNOOC Canada Energy Ltd. [member]
Disclosure of subsidiaries [line items]
Name of entity	CNOOC Canada Energy Ltd.
Place of establishment	Canada
Nominal value of ordinary shares issued and paid-up/registered capital (as a string)	100 common shares without a par value 103,000 preferred shares without a par value
Percentage of equity attributable to the Group	100.00%
Principal activities	Oil sands exploration, development and production in Canada
CNOOC Uganda Ltd [member]
Disclosure of subsidiaries [line items]
Name of entity	CNOOC Uganda Ltd
Place of establishment	Uganda
Nominal value of ordinary shares issued and paid-up/registered capital (as a string)	1 million Uganda Shilling
Percentage of equity attributable to the Group	100.00%
Principal activities	Petroleum and natural gas exploration, development and production in Africa
CNOOC Petroleum North America ULC [member]
Disclosure of subsidiaries [line items]
Name of entity	CNOOC Petroleum North America ULC
Place of establishment	Canada
Nominal value of ordinary shares issued and paid-up/registered capital (as a string)	13,671,421,700 common shares without a par value
Percentage of equity attributable to the Group	100.00%
Principal activities	Petroleum and natural gas exploration, development and production in Canada
CNOOC Petroleum Europe Limited [member]
Disclosure of subsidiaries [line items]
Name of entity	CNOOC Petroleum Europe Limited
Place of establishment	England and Wales
Nominal value of ordinary shares issued and paid-up/registered capital | £					£ 98,009,131
Percentage of equity attributable to the Group	100.00%
Principal activities	Petroleum and natural gas exploration, development and production in the UK
Nexen Petroleum Nigeria Limited [member]
Disclosure of subsidiaries [line items]
Name of entity	Nexen Petroleum Nigeria Limited
Place of establishment	Nigeria
Nominal value of ordinary shares issued and paid-up/registered capital (as a string)	NGN30 million
Percentage of equity attributable to the Group	100.00%
Principal activities	Petroleum and natural gas exploration, development and production in Nigeria
CNOOC Energy U.S.A. LLC [member]
Disclosure of subsidiaries [line items]
Name of entity	CNOOC Energy U.S.A. LLC
Place of establishment	USA
Percentage of equity attributable to the Group	100.00%
Principal activities	Petroleum and natural gas exploration, development and production in the USA
CNOOC Petroleum Offshore U.S.A. Inc. [member]
Disclosure of subsidiaries [line items]
Name of entity	CNOOC Petroleum Offshore U.S.A. Inc.
Place of establishment	USA
Nominal value of ordinary shares issued and paid-up/registered capital		15,830
Percentage of equity attributable to the Group	100.00%
Principal activities	Petroleum and natural gas exploration, development and production in the USA
CNOOC Oil Sands Canada [member]
Disclosure of subsidiaries [line items]
Name of entity	CNOOC Oil Sands Canada
Place of establishment	Canada
Percentage of equity attributable to the Group	100.00%
Principal activities	Petroleum and natural gas exploration, development and production in Canada
CNOOC PETROLEUM BRASIL LTDA [member]
Disclosure of subsidiaries [line items]
Name of entity	CNOOC PETROLEUM BRASIL LTDA
Place of establishment	Brazil
Nominal value of ordinary shares issued and paid-up/registered capital | R						R 6,778,134,300		R 6,778,134,300		R 3,565,600,000
Percentage of equity attributable to the Group	100.00%
Principal activities	Petroleum and natural gas exploration, development and production in Brazil
CNOOC Finance (2014) ULC [member]
Disclosure of subsidiaries [line items]
Name of entity	CNOOC Finance (2014) ULC
Place of establishment	Canada
Nominal value of ordinary shares issued and paid-up/registered capital (as a string)	100 common shares without a par value
Percentage of equity attributable to the Group	100.00%
Principal activities	Bond issuance
CNOOC Finance (2015) U.S.A. LLC [member]
Disclosure of subsidiaries [line items]
Name of entity	CNOOC Finance (2015) U.S.A. LLC
Place of establishment	USA
Percentage of equity attributable to the Group	100.00%
Principal activities	Bond Issuance
CNOOC Finance (2015) Australia Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of entity	CNOOC Finance (2015) Australia Pty Ltd
Place of establishment	Australia
Nominal value of ordinary shares issued and paid-up/registered capital		$ 1
Percentage of equity attributable to the Group	100.00%
Principal activities	Bond Issuance